Employee Benefits, Increase (Decrease) in DBO Pension and Other Benefits Liability (Details) $ in Thousands	Dec. 31, 2024 MXN ($)
-100 Points [Member] | Discount Rate [Member]
Increase (Decrease) in DBO Pension and Other Benefits Liability [Abstract]
Decrease in DBO pension and other benefits	$ 24,948,713
-100 Points [Member] | Health Care Cost Trend Rate [Member]
Increase (Decrease) in DBO Pension and Other Benefits Liability [Abstract]
Decrease in DBO pension and other benefits	(254,926)
+100 Points [Member] | Discount Rate [Member]
Increase (Decrease) in DBO Pension and Other Benefits Liability [Abstract]
Increase in DBO pension and other benefits	(21,924,526)
+100 Points [Member] | Health Care Cost Trend Rate [Member]
Increase (Decrease) in DBO Pension and Other Benefits Liability [Abstract]
Increase in DBO pension and other benefits	$ 287,834